Share Capital and Share Premium - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jul. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of warrants	€ 9,423
Exercise of company options	96
Issued capital
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of warrants	90
Exercise of company options	2
Share premium
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of warrants	9,333
Exercise of company options	€ 138
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued		285,714
Ordinary Shares | Exercise of warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	749,641
Ordinary Shares | Exercise of company options
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	14,910